Statements of Changes in Stockholders' (Deficit) Equity - Globis Acquisition Corp [Member] - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Stockholders Equity [Member]
Beginning balance at Aug. 20, 2020
Beginning balance, shares at Aug. 20, 2020
Issuance of Founder Shares to Sponsors	$ 305	26,195		26,500
Issuance of Founder Shares to Sponsors, shares	3,047,500
Sale of 100,833 Placement Units	$ 10	1,008,320		1,008,330
Sale of 100,833 Placement Units, shares	100,833
Sale of 4,188,889 Private Warrants		3,141,670		3,141,670
Equity participation shares	$ 40	(40)
Equity participation shares, shares	402,500
Accretion for common stock to redemption amount		(3,666,841)		(3,666,841)
Net loss			(89,886)	(89,886)
Ending balance at Dec. 31, 2020	$ 355	509,304	(89,886)	419,773
Ending balance, shares at Dec. 31, 2020	3,550,833
Accretion for common stock to redemption amount		(509,304)	(640,696)	(1,150,000)
Net loss			(2,670,676)	(2,670,676)
Ending balance at Dec. 31, 2021	$ 355		$ (3,401,258)	$ (3,400,903)
Ending balance, shares at Dec. 31, 2021	3,550,833